                          THE DIRECTOR VARIABLE ANNUITY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                        FOR THE DIRECTOR VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV- 2392
33-73568

                      THE DIRECTOR SELECT VARIABLE ANNUITY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                    FOR THE DIRECTOR SELECT VARIABLE ANNUITY



Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV- 2402
33-73568